AUDITORS' REMUNERATION	12 Months Ended
Dec. 31, 2020
Disclosure of auditors' remuneration [Abstract]
AUDITORS' REMUNERATION
NOTE 12: AUDITORS’ REMUNERATION
Fees payable to the Company’s auditors by the Group are as follows:

	2020	2019	2018
	£m	£m	£m

Fees payable for the audit of the Company’s current year annual report	1.7	1.5	1.5
Fees payable for other services:
Audit of the Company’s subsidiaries pursuant to legislation	22.4	20.2	19.1
Other services supplied pursuant to legislation	3.7	3.5	2.9
Total audit fees	27.8	25.2	23.5
Other services – audit related fees	0.5	1.0	1.2
Total audit and audit related fees	28.3	26.2	24.7
Other non-audit fees:
Services relating to corporate finance transactions	—	—	—
Other services	0.9	0.7	2.0
Total other non-audit fees	0.9	0.7	2.0
Total fees payable to the Company’s auditors by the Group	29.2	26.9	26.7
Audit fees payable in respect of the statutory audit of Group entities totalled £24.1 million (2019: £21.7 million; 2018: £20.6 million) and non-audit fees, as defined by the Financial Reporting Council’s Ethical Guidance totalled £5.1 million (2019: £5.2 million; 2018: £6.1 million).
The following types of services are included in the categories listed above:
Audit fees: This category includes fees in respect of the audit of the Group’s annual financial statements and other services in connection with regulatory filings. Other services supplied pursuant to legislation relate primarily to costs incurred in connection with client asset assurance and with the Sarbanes-Oxley Act requirements associated with the audit of the Group’s financial statements filed on its Form 20-F.
Audit related fees: This category includes fees in respect of services for assurance and related services that are reasonably related to the performance of the audit or review of the financial statements, for example acting as reporting accountants in respect of debt prospectuses required by the listing rules.
Other non-audit fees: This category includes other assurance services not related to the performance of the audit or review of the financial statements, for example, the review of controls operated by the Group on behalf of a third party. The auditors are not engaged to provide tax services.
It is the Group’s policy to use the auditors on assignments in cases where their knowledge of the Group means that it is neither efficient nor cost effective to employ another firm of accountants.
The Group has procedures that are designed to ensure auditor independence, including prohibiting certain non-audit services. All audit and non-audit assignments must be pre-approved by the audit committee on an individual engagement basis; for certain types of non-audit engagements where the fee is ‘de minimis’ the audit committee has pre-approved all assignments subject to confirmation by management. On a quarterly basis, the audit committee receives and reviews a report detailing all pre-approved services and amounts paid to the auditors for such pre-approved services.
During the year, the auditors also earned fees payable by entities outside the consolidated Lloyds Banking Group in respect of the following:

	2020	2019	2018
	£m	£m	£m
Audits of Group pension schemes	0.1	0.1	0.1
Audits of the unconsolidated Open Ended Investment Companies managed by the Group	0.4	0.4	0.3
Reviews of the financial position of corporate and other borrowers	1.4	0.2	0.4